General Information - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
General Information [Line Items]
VTTI Energy Partners LP Formation Date		Apr. 11, 2014
Percentage of portfolio ownership	100.00%
Percentage of voting interest	51.00%	51.00%
Common unit, shares outstanding	20,125,000	20,125,000	0
Subordinated unit, shares outstanding	20,125,000	20,125,000	0
Percentage of economic interest		36.00%
Minimum quarterly distribution per unit	$ 0.2625	$ 0.2625
Common units offered	20,125,000	20,125,000
Percentage of limited partner interest		49.00%
Limited partner interest per unit	$ 21.00	$ 21.00
Percentage of voting control	50.00%	50.00%
General Partner [Member] | Maximum [Member]
General Information [Line Items]
Partners interest distribution percentage	48.00%	48.00%
Subsidiary of Common Parent [Member]
General Information [Line Items]
Percentage of economic interest		90.00%
Number of Majority owned operating entities		2
VTTI MLP B.V [Member]
General Information [Line Items]
Indirect Interest Percentage	36.00%	36.00%
Indirect Interest Percentage	100.00%
Number of terminals owns	6	6
Percentage of profit shares to general partner		0.72%
Percentage of profit shares		35.28%
Percentage of voting interest	51.00%	51.00%
Common unit, shares outstanding	20,125,000	20,125,000
Subordinated unit, shares outstanding	20,125,000	20,125,000
VTTI B.V. [Member]
General Information [Line Items]
Indirect Interest Percentage	64.00%
MLP Holdings [Member]
General Information [Line Items]
Percentage of portfolio ownership	100.00%
VTTI Energy Partners GP LLC [Member]
General Information [Line Items]
General partner interest in us, percentage	2.00%	2.00%